Equity - Dividends, Other comprehensive loss and Treasury shares (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Minimum mandatory dividend rate as a percent of net income	0.10%
Change in fair value of cash flow hedges recognized in comprehensive income, net of tax	R$ 11.2	R$ 33.8
Deferred tax effect	R$ 3.5	R$ 17.4
Treasury shares
Number of treasury shares acquired	103,000
Treasury shares acquired	R$ 2.7